OTHER OPERATING STATEMENT DATA (Tables)	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
Schedule of insurance policy income
Insurance policy income consisted of the following (dollars in millions):

	2014	2013	2012
Direct premiums collected	$3,856.2	$3,966.0	$3,883.1
Reinsurance assumed	34.5	38.0	70.4
Reinsurance ceded	(187.9)	(240.5)	(237.1)
Premiums collected, net of reinsurance	3,702.8	3,763.5	3,716.4
Change in unearned premiums	9.1	(16.6)	20.8
Less premiums on interest-sensitive life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,295.4)	(1,298.1)	(1,296.7)
Premiums on traditional products with mortality or morbidity risk	2,416.5	2,448.8	2,440.5
Fees and surrender charges on interest-sensitive products	213.2	295.9	314.9
Insurance policy income	$2,629.7	$2,744.7	$2,755.4

Schedule of other operating cost and expense
Other operating costs and expenses were as follows (dollars in millions):

	2014	2013	2012
Commission expense	$99.4	$103.8	$115.8
Salaries and wages	242.4	234.0	226.6
Other	461.0	428.4	476.9
Total other operating costs and expenses	$802.8	$766.2	$819.3

Schedule of changes in present value of future insurance profits
Changes in the present value of future profits were as follows (dollars in millions):

	2014	2013	2012
Balance, beginning of year	$679.3	$626.0	$697.7
Amortization	(76.2)	(92.0)	(93.5)
Effect of reinsurance transaction	5.0	—	—
Amounts related to CLIC prior to being sold	(15.5)	—	—
Amounts related to fair value adjustment of fixed maturities, available for sale	(103.2)	145.3	21.8
Balance, end of year	$489.4	$679.3	$626.0

Schedule of changes in deferred acquisition costs
Changes in deferred acquisition costs were as follows (dollars in millions):

	2014	2013	2012
Balance, beginning of year	$968.1	$629.7	$797.1
Additions	242.8	222.8	191.7
Amortization	(171.2)	(204.3)	(195.5)
Effect of reinsurance transaction	24.0	—	—
Amounts related to CLIC prior to being sold	(37.6)	—	—
Amounts related to fair value adjustment of fixed maturities, available for sale	(255.5)	315.9	(163.6)
Other	—	4.0	—
Balance, end of year	$770.6	$968.1	$629.7